NYSE Euronext

Received SEC
SEP 27 2010
Washington, DC 20549

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

10013460

CERTNYS
001-34718

September 27, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc ("Guarantor"), The Royal Bank of Scotland plc ("Issuer"), 5.625% Senior Notes due August 24, 2020, 3.400% Senior Notes due August 23, 2013, and Senior Floating Rate Notes due August 23, 2013, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 8, 2010. Tentative listing date – September 28, 2010.

Sincerely,